Document and Entity Information	Sep. 02, 2015
Prospectus:
Document Type	497
Document Period End Date	Sep. 02, 2015
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Sep. 02, 2015
Document Effective Date	Sep. 02, 2015
Prospectus Date	Jan. 30, 2015
Limited Duration Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPLDX